Segment reporting (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	10.00%
Inter-segment revenues from PSAI to Global Generic	₨ 7,270	₨ 9,389	₨ 10,707
Inter segment revenues from psai To other segment	₨ 0	₨ 0	₨ 72